Deferred Tax Benefit (Tables)	12 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Schedule of components of income tax expense benefit
	6/30/2020	6/30/2019
Book income (loss)	$(12,081,160)	$1,193,500
Non-deductible expenses	11,950,635)	(1,520,850)
Depreciation and amortization	310	45
Related party accrual	7,875	(5,100)
Valuation Allowance	122,340	332,405

Income tax expense	$-	$-

Schedule of net deferred tax liabilities
	6/30/2020	6/30/2019
Deferred tax assets:
NOL carryover	$1,571,210	$2,070,125
Research and development	104,500	92,490
Related party accrual	44,465	52,275
Deferred tax liabilities:
Depreciation and amortization	$(3,610)	$(5,340)

Less Valuation Allowance	$(1,716,565)	$(2,209,550)

Income tax expense	$-	$-